Schedule of Provisions for Losses on Accounts Receivable by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 1	$ 11,378,371
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 2	3,876,572
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 3	2,721,378
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 4	16,503,749
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 5	195,834
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 6	930,758
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 7	27,882,120
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 8	4,072,406
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 9	$ 3,652,136